11 Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Net profit (loss) for the year		R$ (7,015,306)	R$ (2,640,398)	R$ 2,868,185
Equity		R$ (3,866,518)	3,944,706	5,654,670	R$ 5,472,800
RPR [member]
Disclosure of associates [line items]
Investment name		RPR
Interest in total and voting capital (%)	[1]	33.20%
Net profit (loss) for the year	[1]	R$ (63,525)	29,687	6,358
Equity	[1]	R$ 32,217	93,025
Odebrecht Comercializadora de Energia S.A. ("OCE") [member]
Disclosure of associates [line items]
Investment name		Odebrecht Comercializadora de Energia S.A. ("OCE")
Net profit (loss) for the year	[2]			(48)
Borealis [member]
Disclosure of associates [line items]
Investment name		Borealis
Interest in total and voting capital (%)	[3]	20.00%
Net profit (loss) for the year	[3]	R$ 6,019	17,622	R$ (2,900)
Equity	[3]	R$ 161,363	R$ 164,086

[1]	RPR - its main activities are the refine, processing and sale and import of oil, its byproducts and correlated products.
[2]	Entity closed in June 2018.
[3]	Borealis - its main activities are the production and commercialization of petrochemical byproducts and correlated products.